Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of basic and diluted earnings per share

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Weighted average number of ordinary shares	88,242,621	87,473,056	80,068,287

Basic earnings / (loss) per share (in US dollars per share)	0.574	(1.175)	(0.409)

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Weighted average number of ordinary shares	93,273,978	87,473,056	80,068,287

Diluted earnings / (loss) per share (in US dollars per share)	0.543	(1.175)	(0.409)